Convertible Debt (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	Jun. 18, 2024	Jun. 17, 2024	Mar. 28, 2024	Nov. 07, 2023	Jun. 28, 2023	Jan. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Aug. 14, 2024
Short-Term Debt [Line Items]
Debt description							The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three.
Loans payable											$ 400,000	$ 1,000,000.0
Aggregate principal amount	$ 200,000	$ 600,000	$ 200,000				$ 1,600,000
Cash											200,000
Debt default interest rate					18.00%									18.00%
Issuance of shares	216,675	650,026	245,007				543,057		277,778
Variable price	$ 0.9230	$ 0.9230	$ 0.8163										$ 10.00
Shares to be issued			245,007
Fair value	$ 200,000	$ 900,000	$ 300,000								1,700,000		$ 600,000
Accounts receivable							$ 1,500,000				$ 200,000	0
Debt instrument accrued interest							$ 100,000
Warrants to acquire common stock							95,745
Loan term											1 year
Proceeds from issuance of convertible notes						$ 4,500,000						$ 4,175,000
Warrant outstanding											14,430,958	12,181,019	14,430,958
Stock warrant expense											$ 35,000	$ 9,207,000
Fair value of Yorkville Note											$ 1,718,000		$ 594,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument rate											4.00%
Maximum [Member]
Short-Term Debt [Line Items]
Debt conversion converted instrument rate											6.00%
Beneficial Ownership [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Beneficial ownership percentage					4.99%
Convertible Notes Warrants [Member]
Short-Term Debt [Line Items]
Warrants exercise price											$ 1.00
Related Party [Member]
Short-Term Debt [Line Items]
Loans payable										$ 1,600,000	$ 1,600,000
Stock issued during period shares conversion of convertible securities										2,123,312	2,123,312
Aggregate principal amount											$ 1,600,000		1,600,000
Debt conversion price											$ 0.7535
Proceeds from issuance of convertible notes											$ 700,000	700,000
Data Knights Acquisition Corp [Member]
Short-Term Debt [Line Items]
Maturity date											Mar. 01, 2024
Issuance of shares								277,778
Variable price								$ 10.89			$ 0.88
Warrants to acquire common stock								3,175,000			3,175,000
Securities Purchase Agreement [Member] | Data Knights Acquisition Corp [Member]
Short-Term Debt [Line Items]
Debt description								Data Knights and certain investors (the “Purchasers”) entered into a Securities Purchase Agreement pursuant to which Data Knights issued and sold to the Purchasers senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of our common stock, par value $0.0001 per share (“Common Stock”), at the Purchasers’ election at a conversion price equal to the lower of (i) $10.00 per share, or (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the conversion date.
PIPE Notes											$ 1,700,000	$ 1,600,000	$ 1,600,000
Standby Equity Purchase Agreement [Member]
Short-Term Debt [Line Items]
Precentage of outstanding common stock				19.90%
Standby Equity Purchase Agreement [Member] | Yorkville Note [Member]
Short-Term Debt [Line Items]
Debt description					The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect.
Convertible promissory note					$ 1,500,000
Cash					$ 1,350,000
Original issue discount					10.00%
Maturity date					Jun. 17, 2025
Floor price per share					$ 0.28
Helena Termination Agreement [Member]
Short-Term Debt [Line Items]
Warrant outstanding						50,000
Warrants exercise price						$ 1.20
Stock warrant expense											40,000.00
Legal fees											$ 40,000.00